Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Property, Plant and Equipment

9. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2022	2,432	17,828	5,987	27,957	19,970	74,174
Additions	—	171	541	4,945	40,625	46,282
Disposals	—	(1,105)	(2)	(529)	—	(1,636)
Transfers	—	1,336	1,412	1,637	(4,385)	—
Exchange differences	(199)	(1,394)	(484)	(2,272)	(1,660)	(6,009)
As at December 31, 2022	2,233	16,836	7,454	31,738	54,550	112,811
Accumulated depreciation
As at January 1, 2022	1,788	11,571	2,352	17,188	—	32,899
Depreciation	116	3,741	590	3,880	—	8,327
Disposals	—	(1,018)	(2)	(505)	—	(1,525)
Transfers	—	—	(56)	56	—	—
Exchange differences	(151)	(1,012)	(214)	(1,460)	—	(2,837)
As at December 31, 2022	1,753	13,282	2,670	19,159	—	36,864
Net book value
As at December 31, 2022	480	3,554	4,784	12,579	54,550	75,947

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2021	2,372	16,346	5,643	23,040	3,050	50,451
Additions	—	452	24	3,189	19,669	23,334
Disposals	—	(275)	(19)	(705)	—	(999)
Transfers	—	916	197	1,849	(2,962)	—
Exchange differences	60	389	142	584	213	1,388
As at December 31, 2021	2,432	17,828	5,987	27,957	19,970	74,174
Accumulated depreciation
As at January 1, 2021	1,626	8,652	1,747	14,256	—	26,281
Depreciation	120	2,904	574	3,244	—	6,842
Disposals	—	(223)	(18)	(688)	—	(929)
Exchange differences	42	238	49	376	—	705
As at December 31, 2021	1,788	11,571	2,352	17,188	—	32,899
Net book value
As at December 31, 2021	644	6,257	3,635	10,769	19,970	41,275